COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	COMMITMENTS AND CONTINGENCIES
Legal Matters
From
time-to-time,
the Company is involved in legal proceedings arising in the ordinary course of business.
Merger-Related Litigation.
After announcement of the Merger, six complaints were file in various U.S. federal district courts by alleged individual stockholders of Support against Support, the individual directors of Support and, in two of the cases, Greenidge and Merger Sub. Of these six complaints, two were filed in the United States District Court for the District of Delaware: Stein v. Support.com, Inc. et al, Case No.
1:21-cv-00650
(May 5, 2021), and Bell v. Support.com, Inc. et al, Case No.
1:21-cv-00672
(May 7, 2021); three were filed in the United States District Court for the Southern District of New York: Broder v. Support.com, Inc. et al, Case No.
1:21-cv-04262
(May 12, 2021), Salerno v. Support.com, Inc. et al, Case No.
1:21-cv-04584
(May 21, 2021), and Bowen v. Support.com, Inc. et al, Case No.
1:21-cv-04797
(May 28, 2021). The sixth lawsuit was filed in the United States District Court for the Eastern District of New York: Steinmetz v. Support.com, Inc. et al, Case No.
1:21-cv-02647
(May 11, 2021). Support and individual members of the Support board were named as defendants in all of the lawsuits; Greenidge and Merger Sub were also named as defendants in Bell and Salerno. The lawsuits generally alleged that Greenidge’s Form
S-4
Registration Statement filed with the U.S. Securities and Exchange Commission in connection with the Merger on May 4, 2021 made misleading omissions of certain material information. The Salerno complaint also alleged that the members of the Support board breached their fiduciary duties in negotiating and approving the Merger Agreement and that Greenidge and Merger Sub aided and abetted that breach. The lawsuits purported to seek to enjoin the Merger, or alternatively, rescission and unspecified damages and costs. On August 2, 2021, lawyers representing a seventh putative stockholder of Support sent a demand letter seeking additional disclosures regarding the proposed transaction and reserving their purported right to seek to enjoin the transaction.
All of the lawsuits have since been voluntarily dismissed by plaintiffs.
Other Matters
Support has received and may in the future receive additional requests for information, including subpoenas, from other governmental agencies relating to the subject matter of a Consent Order and Civil Investigative Demands. The Company intends to cooperate with these information requests and is not aware of any other legal proceedings against the Company by governmental authorities at this time.
Commitments
As of September 30, 2021, the Company had entered into agreements to purchase miner equipment totaling
$142.2
million that required deposits of

$38.5

million. The Company entered into agreements for committed secured financing on this equipment totalin
g $5.2
million that will be funded upon delivery of the miners.
The Company entered into a contract with Empire in September 2020 which provides for the transportation to its pipeline of 15,000 dekatherms of natural gas per day, approximately $158 per month. The contract ends in September 2030 and may be terminated by either party with 12 months’ notice after the initial
10-year
period.

8.	COMMITMENTS AND CONTINGENCIES
From
time-to-time,
the Company is involved in legal proceedings arising in the ordinary course of business. As of the date of the audit report, the Company is not aware of litigation pending against it that could have, individually or in the aggregate, a material adverse effect on its financial position, results of operations, or cash flows.
At December 31, 2020, the Company entered into an agreement to purchase miner equipment totaling $11,910 that required deposits of $5,959. At December 31, 2019, the Company entered into an agreement to purchase miner equipment totaling $7,860 that required deposits of $6,337.
The Company entered into a contract with Empire Pipeline Inc. in September 2020 which provides for the transportation to its pipeline of 15,000 decatherms of natural gas per day, approximately $158 per month. The contract ends in September 2030 and may be terminated by either party with 12 months notice after the initial
10-year
period.